Paul, Weiss, Rifkind, Wharton & Garrison LLP
1285 Avenue of the Americas
New York, New York 10019-6064

March 18, 2005

Via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Carnival Corporation
Tender Offer Statement on Schedule TO

Ladies and Gentlemen:

     On behalf of our client, Carnival Corporation (the “Company”), we are transmitting for filing with the Securities and Exchange Commission in electronic form a Tender Offer Statement on Schedule TO (the “Schedule TO”) in connection with the Company’s offer to purchase its 2% Convertible Senior Debentures due 2021 (the “Securities”) from the holders thereof, for cash, pursuant to the terms of the Securities.

     The Company has informed us that the filing fee in the amount of $71,326.00 was wired to the Securities and Exchange Commission’s account at Mellon Bank.

     Should you have any questions regarding the Registration Statement, please feel free to contact Lawrence G. Wee at (212) 373-3052 or me at (212) 373-3088.

Very truly yours,

/s/ Jane Danek

Jane Danek

cc:	Doreen Furnari Carnival Corporation